Gains or losses on financial assets and liabilities - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial assets at fair value through profit or loss	€ 160,240	€ 179,796	€ 191,389
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	57,243	72,043	76,724
Maximum exposure to credit risk	34,887
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	22,286	15,043	18,855
Debt instruments
Financial instruments
Financial assets at fair value through profit or loss	39,836	52,320	47,681
Spanish and foreign government securities
Financial instruments
Financial assets at fair value through profit or loss	34,605
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	40,875	40,390	48,129
Loans and advances - Central banks
Financial instruments
Reverse repurchase agreements	8,919	13,528	7,379
Loans and advances - Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	11,585	13,290	27,755
Reverse repurchase agreements	21,765	20,867	37,744
Loans and advances - Customers
Financial instruments
Financial assets at fair value through profit or loss	29,290	€ 27,100	€ 20,374
Loans and advances - credit institutions and customers
Financial instruments
Reverse repurchase agreements	28,563
Mortgage backed assets	€ 2,602